Inventories	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventories

Note 7.  Inventories

The components of the Company’s inventories, net of excess and obsolescence reserves for raw materials and finished goods, at December 31, 2016 and 2015 were as follows:

	2016	2015
Raw materials and manufacturing supplies	$100	$102
Work in process	58	62
Finished goods	93	121
LIFO reserve	(58)	(67)
Total	$193	$218

During the years ended December 31, 2016 and 2015, the Company recognized a LIFO benefit of $1 million and $7 million, respectively.  The Company recognized a de minimis amount of expense in the year ended December 31, 2014.